Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses
General and administrative	$ 379,962	$ 258,457	$ 1,863,256	$ 1,568,707
Total operating expenses	379,962	258,457	1,863,256	1,568,707
Operating loss	(379,962)	(258,457)	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,045,346)		(1,744,906)	(1,842,273)
Fair value of stock issued for note modification	(2,572,517)		(2,082,423)	(449,660)
Interest expense	(229,584)	(145,182)	(719,979)	(446,278)
Total other expenses / income	(3,847,447)	(145,182)	(4,547,308)	(2,738,211)
Income (loss) from operations before income taxes	(4,227,409)	(403,639)	(6,410,564)	(4,306,918)
Provision for income taxes
Net Income (Loss)	$ (4,227,409)	$ (403,639)	$ (6,410,564)	$ (4,306,918)
Net loss per share - basic	$ (1.20)	$ (0.16)	$ (2.30)	$ (1.81)
Net loss per share - diluted	$ (1.20)	$ (0.16)	$ (2.30)	$ (1.81)
Weighted average common shares - basic	3,529,514	2,586,982	2,806,083	2,377,691
Weighted average common shares - diluted	3,529,514	2,586,982	2,806,083	2,377,691